Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases

NOTE 15: LEASES

Time charter out contracts

The Company’s contract revenues from time chartering are governed by ASC 842. Upon adoption of ASC 842, the timing and recognition of earnings from the time charter contracts to which the Company is party did not change from previous practice. In a time charter contract, the Company is responsible for all the costs incurred for running the vessel such as crew costs, vessel insurance, repairs and maintenance and lubes. The charterer bears the voyage related costs such as bunker expenses, port charges and canal tolls during the hire period. The Company has determined to recognize lease revenue as a combined single lease component for all time charters (operating leases) as the related lease component and non-lease component will have the same timing and pattern of the revenue recognition of the combined single lease component. The performance obligations in a time charter contract are satisfied over the term of the contract beginning when the vessel is delivered to the charterer until it is redelivered back to the Company. The Company determined that all time charter contracts are considered operating leases and therefore fall under the scope of ASC 842 because: (i) the vessel is an identifiable asset; (ii) the Company does not have substantive substitution rights; and (iii) the charterer has the right to control the use of the vessel during the term of the contract and derives the economic benefits from such use.

The transition guidance associated with ASC 842 allows for certain practical expedients to the lessors. The Company elected to not separate the lease and non-lease components included in the time charter revenue because the pattern of revenue recognition for the lease and non-lease components (included in the daily hire rate) is the same. The daily hire rate represents the hire rate for a bare boat charter as well as the compensation for expenses incurred running the vessel such as crewing expense, repairs, insurance, maintenance and lubes. Both the lease and non-lease components are earned by passage of time.

As a result of the adoption of these standards, there was no effect on the Company’s opening accumulated deficit, consolidated balance sheets and consolidated statements of comprehensive income/(loss).

Land lease agreements

As of December 31, 2022, Navios Logistics had land lease agreements whose remaining lease terms ranged from 43.2 years to 43.6 years.

Office lease agreements

As of December 31, 2022, Navios Logistics had office lease agreements whose remaining lease terms ranged from 0.5 years to 3.9 years.

Liquid Barges leasing contract

On April 28, 2022, the Company entered into a “five year” leasing contract for eight liquid barges. As of December 31, 2022, two liquid barges were delivered to Navios Logistics whose remaining lease terms was five years. In the first quarter of 2023, another two liquid barges under the lease contract were delivered and are repayable by 60 consecutive monthly payments of approximately $26 each. The contract matures in the first quarter of 2028.

ASC 842 requires that the leases be classified as either finance or operating arrangements, with such classification affecting the pattern and classification of expense recognition in an entity’s income statement. For operating leases, ASC 842 requires recognition in an entity’s income statement of a single lease expense, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. Right-of-use assets represent a right to use an underlying asset for the lease term and the related lease liability represents an obligation to make lease payments pursuant to the contractual terms of the lease agreement.

	December 31, 2022	December 31, 2021
Operating lease assets
Land lease agreements	8,260	8,078
Office lease agreements	844	1,081
Liquid Barges leasing contract	2,683	—
Total	$11,787	$9,159
Operating lease liabilities, current portion
Land lease agreements	(166)	(182)
Office lease agreements	523	439
Liquid Barges leasing contract	477	—
Total	$834	$257
Operating lease liabilities, net of current portion
Land lease agreements	8,426	8,259
Office lease agreements	321	642
Liquid Barges leasing contract	2,206	—
Total	$10,953	$8,901

At lease commencement, the Company determines a discount rate to calculate the present value of the lease payments so that it can determine lease classification and measure the lease liability. In determining the discount rate to be used at lease commencement, the Company used its incremental borrowing rate as there was no implicit rate included in land lease agreements, office lease agreements and liquid barges leasing contracts that can be readily determinable. The incremental borrowing rate is the rate that reflects the interest a lessee would have to pay to borrow funds on a collateralized basis over a similar term and in a similar economic environment. The Company then applied the respective incremental borrowing rates to each lease based on the remaining lease term of the specific lease. Navios Logistics’ incremental borrowing rate upon adoption relating to land and office lease agreements was 7.25%, and 5.78% relating to the liquid barges leasing contract.

The tables below present the components of the Company’s lease expense for the years ended December 31, 2022, 2021 and 2020:

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Lease expense for charter-in contracts	$4,058	$5,887	$6,587
Lease expense for land lease agreements	630	571	564
Lease expense for office lease agreements	464	307	600
Total	$5,152	$6,765	$7,751

Lease expenses for charter-in contracts are included in the consolidated statement of comprehensive income/(loss) under the caption “Time charter, voyage and logistics business expenses”. Lease expenses for land lease agreements and office lease agreements are included in the consolidated statement of comprehensive income/(loss) under the captions “Time charter, voyage and logistics business expenses” and “General and administrative expenses”, respectively.

On July 29, 2022, the Company completed the sale of its 15 charter-in and bareboat-in vessels to Navios Partners. For further information see Note 3 “Discontinued operations” in the consolidated financial statements.

The table below provides the total amount of lease payments on an undiscounted basis on our office lease agreements, land lease agreements and liquid barges leasing contract as of December 31, 2022:

	Land Leases	Office space	Liquid Barges
December 31, 2023	$556	$576	$619
December 31, 2024	556	224	619
December 31, 2025	556	69	619
December 31, 2026	556	57	619
December 31, 2027	556	—	619
December 31, 2028 and thereafter	21,333	—	—
Total	24,113	926	3,095
Operating lease liabilities, including current portion	8,260	844	2,683
Discount based on incremental borrowing rate	$15,853	$82	$412

As of December 31, 2022, the weighted average remaining lease terms on our office lease agreements, land leases and liquid barges leasing agreements are 1.9 years, 43.3 years and 5 years, respectively.

As of December 31, 2021, the weighted average remaining lease terms on our office lease agreements and land leases are 2.7 years and 44.3 years, respectively.

Charter-out vessels, barges and pushboats:

The future minimum revenue, net of commissions for the Company’s logistics business, expected to be earned on non-cancelable time charters, COA’s with minimum guaranteed volumes and contracts with minimum guaranteed throughput in Navios Logistics’ ports expected to be earned on non-cancelable time charters, are as follows:

Amount
2023	$190,021
2024	160,911
2025	130,283
2026	72,069
2027	58,573
2028 and thereafter	572,574
Total	$1,184,431